Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - Net Loss Per Common Share [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	23,000,000	4,346,457
Diluted net income per common share	$ 0.38	$ (0.44)
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	5,750,000	5,141,732
Diluted net income per common share	$ 0.38	$ (0.44)